Share-Based Compensation Options, Fair Value Inputs (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	2.67%	2.15%	1.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	3.33%	3.62%	2.48%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	0.00%	0.00%	32.16%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	25.34%	25.84%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	25.99%	32.16%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	25.66%	27.25%	32.16%
Share Based Compensation, Fair Value Assumptions, Expected Term	8 years 9 months 18 days		8 years 7 months 6 days
Share Based Compensation, Fair Value Assumptions, Expected Term, Minimum		8 years 7 months 6 days
Share-Based Compensation, Fair Value Assumptions, Expected Term, Maximum		8 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%